INVESTMENT AND OTHER REVENUE	6 Months Ended
Jun. 30, 2018
Revenue [abstract]
INVESTMENT AND OTHER REVENUE
COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Base rent(1)	$740	$920	$1,537	$1,794
Straight-line rent	24	33	50	58
Lease termination	21	4	26	8
Other lease income(1)(2)	128	—	266	—
Other revenue from tenants(3)	217	—	348	—
Other(1)	—	93	—	185
Total commercial property revenue	$1,130	$1,050	$2,227	$2,045

(1)
The partnership adopted IFRS 15, Revenues from Contracts with Customers, in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(2)	Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.

(3)	Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Investment income	$15	$6	$21	$140
Fee revenue	16	11	33	22
Dividend income	—	3	6	5
Interest income and other	7	12	13	17
Participating loan notes	7	7	13	14
Total investment and other revenue	$45	$39	$86	$198